Joint operations	12 Months Ended
Dec. 31, 2018
Disclosure of joint operations [abstract]
Disclosure of joint operations [text block]
30.	Joint operations

The Ecopetrol Business Group carries out exploration and production operations through Exploration and Production (E&P) Contracts, Technical Evaluation (TEA) Contracts and Agreements signed with the National Hydrocarbons Agency or ANH, as well as through Partnership Contracts and other types of contracts. The main joint operations in 2018 are as follows:

30.1	Contracts in which Ecopetrol is not the operator

Partners	Contract	Type	% Participation	Geographic area of operations
	Chipirón		30 – 40%
Occidental Andina LLC	Harvest	Production	30%	Colombia
	Cravo Norte		50%
	Rondón		50%
Chevron Petroleum Group	Guajira	Production	57%	Colombia
Mansarovar Energy Colombia Ltd	Nare	Production	50%	Colombia
Frontera Energy Colombia Corp	Quifa	Production	40%	Colombia
Equion Energy Limited	Piedemonte	Production	50%	Colombia
	Casanare		64%
	Corocora		56%
Perenco Colombia Limited	Estero	Production	89%	Colombia
	Garcero		76%
	Orocúe		63%
ONGC Videsh Limited	RC–10 Caribbean Round	Exploration	50%	North Caribbean Offshore
Petrobras, Repsol & Statoil	Tayrona	Exploration	30%	North Caribbean Offshore
Repsol & Statoil	TEA GUA OFF–1	Exploration	50%	North Caribbean Offshore
Anadarko	Fuerte Norte	Exploration	50%	North Caribbean Offshore
Shell	Deep Rydberg/Aleatico	Exploration	29%	Gulf of Mexico
Repsol – Leon	Leon	Exploration	40%	Gulf of Mexico
Noble Energy	Gunflint	Production	32%	Gulf of Mexico
Murphy Oil	Dalmatian	Production	30%	Gulf of Mexico
Anadarko	K2	Production	21%	Gulf of Mexico
Equion Energia Limited	Niscota	Production	20%	Colombia
CNOOC – British Petroleum	Pau Brasil	Exploration	20%	Brazil
Chevron	CE–M–715_R11	Exploration	50%	Brazil
PC Carigali Mexico Operations S.A. de C.V. (Petronas)	CNH-R02-L01-A6.CS/2017	Exploration	50%	Mexico
Petroleos Mexicanos (PEMEX)	CNH-R02-L01-A8.CS/2017	Exploration and production	50%	Mexico

30.2	Contracts in which Ecopetrol is the operator

Partners	Contract	Type	% Participation	Geographic area of operations
ExxonMobil Exploration Colombia	VMM29 CR2 C62	Exploration	50%	Colombia
Talisman Colombia Oil	CPO9	Exploration	55%	Colombia
ONGC Videsh Limited Colombia Branch	RC9	Exploration	50%	Colombia
CPVEN Sucursal Colombia	VMM32	Exploration	51%	Colombia
Shell Exploration and Production	CR4	Exploration	50%	Colombia
SK Innovation Co Ltd.	San Jacinto	Exploration	70%	Colombia
Repsol Exploración Colombia S.A.	Catleya	Exploration	50%	Colombia
Emerald Energy PLC Suc. Colombia	Cardon	Exploration	50%	Colombia
Talismán Colombia oil and gas Ltd.	CPO9 – Akacias	Production	55%	Colombia
Occidental Andina LLC	La Cira Infantas Teca	Production	62.1% 82%	Colombia Colombia
Ramshorn International Limited	Guariquies I	Production	50%	Colombia
Equion Energy Limited	Cusiana	Production	98%	Colombia
Perenco Oil And Gas	San Jacinto Rio Paez	Production	18%	Colombia
Cepsa Colombia	San Jacinto Rio Paez	Production	18%	Colombia
Total Colombia	Mundo Nuevo	Exploration	15%	Colombia
Talisman Oil & Gas	Mundo Nuevo	Exploration	15%	Colombia
Lewis	Clarinero	Exploration	50%	Colombia
Maurel & Prom Suramerica	CPO17	Exploration	50%	Colombia
Equion Energia Limited	Alto Magdalena Pipeline	OAM	45%	Colombia
Emerald Energy	Alto Magdalena Pipeline	OAM	45%	Colombia
Frontera Energy	Alto Magdalena Pipeline	OAM	45%	Colombia
ONGC Videsh Limited	Block RC–9 Contract– Caribbean Round No. 37–2007	Exploration	50%	Colombia
JX Nippon	FAZ–M–320_R11	Exploration	70%	Brazil
Ecopetrol	Potiguar	Exploration	100%	Brazil

30.3	Relevant operations during the period

During 2018 and 2017, the following significant events occurred in respect of our joint operations contracts:

(a)	Agreement to acquire 10% of the Saturno Block

In December 2018, the Ecopetrol Business Group entered into an agreement with Shell and Chevron for a
10% interest in the Saturno block, located in the central region of the Santos basin, which was allocated to Shell and Chevron on September 28, 2018 in the Fifth Pre-Salt Round held by the Brazilian National Oil, Natural Gas and Biofuels Agency (ANP).

This deal is subject to approval by the Brazilian Ministry of Mines and Energy and the ANP. Once the respective approvals are forthcoming, the partners’ shares of the block will be the following: Ecopetrol 10%, Shell (operating partner) 45% and Chevron 45%.

(b)	Acquisition of interests in joint operations

On December 11, 2017, Ecopetrol América Inc. acquired the
11.6
% interest in the K2 oil field in the Gulf of Mexico MCX Exploration USA LLC (“MCX”), increasing its share from 9.2% to 20.8%.

The acquisition of MCX’s interest was recognized in accordance with policy 4.4 Joint Operations. To determine the fair value of the assets acquired and liabilities assumed, the income approach model was used, using the discounted cash flow and market data to determine the fair values of oil and gas properties. This model incorporated future commodity prices, estimated volumes of oil and gas reserves, future developments, operating costs, future abandonment and packing costs and a risk adjusted discount rate.

The fair value of the consideration transferred in the operation was US$47.6 million (COP$141,950), the fair value of the net assets acquired was US$198.4 million before deferred taxes (US$146 million net of deferred taxes) with recognition of a gain of US$150.8 million before deferred taxes (US$98 million after deferred taxes) in the period’s statement of profit or loss (equivalent to COP$451,095 before deferred taxes), mainly due to the transaction price being fixed before the closing date of the transaction and the fair value of the net identifiable assets acquired having increased during the interim period.

Transaction costs incurred in the operation amounted to US$0.2 million, recognized in profit or loss for 2017.

During 2018, the Final Settlement Statement was made for COP$12,065 (US COP$4.2 million) recognized as an adjustment to the fair value of interests in joint operations.